Accounting Policies (Details 1)	12 Months Ended
	Dec. 30, 2012	Dec. 30, 2011	Dec. 30, 2010
Instruments excluded from the calculation of diluted net loss per share
Total	9,935,851	10,974,397	9,433,509
Outstanding options [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	4,058,184	4,499,601	4,308,013
Restricted stock units [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	70,814	39,300	0
Outstanding Warrants [Member]
Instruments excluded from the calculation of diluted net loss per share
Total	5,806,853	6,435,496	5,125,496